Average Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Industrials Index ETF	Nov. 29, 2022
Fidelity MSCI Industrials Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	21.13%
Past 5 years	13.63%
Since Inception	12.15%
Fidelity MSCI Industrials Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	20.79%
Past 5 years	13.18%
Since Inception	11.70%
Fidelity MSCI Industrials Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.73%
Past 5 years	10.82%
Since Inception	9.86%
IXWN1
Average Annual Return:
Past 1 year	21.24%
Past 5 years	13.73%
Since Inception	12.27%	[1]
SP001
Average Annual Return:
Past 1 year	28.71%
Past 5 years	18.47%
Since Inception	15.26%	[1]

[1]	A From October 21, 2013